Reserves for Losses and Adjustment Expenses Short-duration Insurance Contracts, Claims by Accident Year (Details) $ in Millions	Dec. 31, 2020 USD ($) Integer	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)
Claims Development [Line Items]
Liability for claims and claim adjustment expenses, net of reinsurance	$ 4,266.0	$ 4,815.5
Property Insurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	1,641.0
Cumulative paid claims and allocated claim adjustment expense, Net	1,415.3
All outstanding liabilities for 2012 and subsequent years, net of reinsurance	225.7
All outstanding liabilities before 2012, net of reinsurance	1.1
Liability for claims and claim adjustment expenses, net of reinsurance	226.8	190.7
Casualty Insurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	1,300.4
Cumulative paid claims and allocated claim adjustment expense, Net	705.2
All outstanding liabilities for 2012 and subsequent years, net of reinsurance	595.2
All outstanding liabilities before 2012, net of reinsurance	23.5
Liability for claims and claim adjustment expenses, net of reinsurance	618.7	669.2
Marine, Aviation and Energy Insurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	2,141.4
Cumulative paid claims and allocated claim adjustment expense, Net	1,710.0
All outstanding liabilities for 2012 and subsequent years, net of reinsurance	431.4
All outstanding liabilities before 2012, net of reinsurance	0.0
Liability for claims and claim adjustment expenses, net of reinsurance	431.4	591.5
Financial and Professional Insurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	1,617.1
Cumulative paid claims and allocated claim adjustment expense, Net	887.8
All outstanding liabilities for 2012 and subsequent years, net of reinsurance	729.3
All outstanding liabilities before 2012, net of reinsurance	9.2
Liability for claims and claim adjustment expenses, net of reinsurance	738.5	657.4
Property Catastrophe and Other Property Reinsurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	2,564.2
Cumulative paid claims and allocated claim adjustment expense, Net	1,957.7
All outstanding liabilities for 2012 and subsequent years, net of reinsurance	606.5
All outstanding liabilities before 2012, net of reinsurance	24.5
Liability for claims and claim adjustment expenses, net of reinsurance	631.0	528.6
Casualty Reinsurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	1,823.2
Cumulative paid claims and allocated claim adjustment expense, Net	888.6
All outstanding liabilities for 2012 and subsequent years, net of reinsurance	934.6
All outstanding liabilities before 2012, net of reinsurance	149.6
Liability for claims and claim adjustment expenses, net of reinsurance	1,084.2	1,602.2
Specialty Reinsurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	2,440.9
Cumulative paid claims and allocated claim adjustment expense, Net	1,926.4
All outstanding liabilities for 2012 and subsequent years, net of reinsurance	514.5
All outstanding liabilities before 2012, net of reinsurance	20.9
Liability for claims and claim adjustment expenses, net of reinsurance	535.4	575.9
Accident Year 2012 | Property Insurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	154.8	154.2	$ 154.1	$ 155.2	$ 161.1	$ 166.7	$ 167.7	$ 168.9	$ 171.1
Incurred but Not Reported (IBNR) Claims Liability, Net	$ 0.0
Number of Reported Claims | Integer	6,080
Cumulative paid claims and allocated claim adjustment expense, Net	$ 154.7	154.7	154.8	155.4	158.0	153.9	139.6	129.8	41.6
Accident Year 2012 | Casualty Insurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	67.6	71.4	69.4	67.5	69.9	62.0	70.8	63.7	78.8
Incurred but Not Reported (IBNR) Claims Liability, Net	$ 1.9
Number of Reported Claims | Integer	3,016
Cumulative paid claims and allocated claim adjustment expense, Net	$ 60.2	55.5	50.8	49.9	41.5	30.1	14.4	6.8	1.4
Accident Year 2012 | Marine, Aviation and Energy Insurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	303.1	312.7	318.0	329.6	333.6	348.0	327.2	307.7	270.4
Incurred but Not Reported (IBNR) Claims Liability, Net	$ 0.6
Number of Reported Claims | Integer	3,812
Cumulative paid claims and allocated claim adjustment expense, Net	$ 278.2	276.1	275.2	252.3	241.4	212.5	176.2	133.6	52.4
Accident Year 2012 | Financial and Professional Insurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	103.3	97.3	102.5	90.1	94.6	97.7	94.1	90.2	88.9
Incurred but Not Reported (IBNR) Claims Liability, Net	$ 10.5
Number of Reported Claims | Integer	575
Cumulative paid claims and allocated claim adjustment expense, Net	$ 91.5	85.8	80.6	70.8	65.5	59.6	50.9	39.7	22.8
Accident Year 2012 | Property Catastrophe and Other Property Reinsurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	267.0	263.7	273.8	281.4	284.4	281.0	288.2	305.5	282.2
Incurred but Not Reported (IBNR) Claims Liability, Net	$ 6.8
Number of Reported Claims | Integer	674
Cumulative paid claims and allocated claim adjustment expense, Net	$ 249.9	244.1	234.0	229.6	218.4	210.8	190.5	137.1	35.9
Accident Year 2012 | Casualty Reinsurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	221.6	247.2	244.9	236.2	235.3	238.3	246.7	235.3	237.0
Incurred but Not Reported (IBNR) Claims Liability, Net	$ 0.0
Number of Reported Claims | Integer	1,804
Cumulative paid claims and allocated claim adjustment expense, Net	$ 163.3	145.4	135.7	118.6	97.1	65.9	42.3	17.9	2.2
Accident Year 2012 | Specialty Reinsurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	166.6	170.1	172.7	175.9	175.4	176.9	192.2	202.9	179.5
Incurred but Not Reported (IBNR) Claims Liability, Net	$ 0.1
Number of Reported Claims | Integer	636
Cumulative paid claims and allocated claim adjustment expense, Net	$ 156.6	156.1	153.3	152.0	146.6	141.2	131.1	95.6	$ 25.3
Accident Year 2013 | Property Insurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	113.1	112.9	112.6	114.6	113.6	117.9	118.2	131.2
Incurred but Not Reported (IBNR) Claims Liability, Net	$ 0.7
Number of Reported Claims | Integer	5,742
Cumulative paid claims and allocated claim adjustment expense, Net	$ 111.5	111.2	109.4	106.7	102.1	90.0	76.7	39.4
Accident Year 2013 | Casualty Insurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	100.5	106.2	106.1	104.8	121.9	116.3	117.9	134.6
Incurred but Not Reported (IBNR) Claims Liability, Net	$ 3.6
Number of Reported Claims | Integer	3,311
Cumulative paid claims and allocated claim adjustment expense, Net	$ 88.4	86.3	82.0	69.3	53.7	40.0	26.0	2.3
Accident Year 2013 | Marine, Aviation and Energy Insurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	340.7	346.0	347.2	333.7	326.7	343.3	334.7	321.8
Incurred but Not Reported (IBNR) Claims Liability, Net	$ 0.0
Number of Reported Claims | Integer	4,175
Cumulative paid claims and allocated claim adjustment expense, Net	$ 311.0	301.2	285.0	265.3	236.0	205.5	131.9	41.7
Accident Year 2013 | Financial and Professional Insurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	97.7	91.5	92.5	101.7	102.5	105.6	101.4	106.7
Incurred but Not Reported (IBNR) Claims Liability, Net	$ 9.2
Number of Reported Claims | Integer	567
Cumulative paid claims and allocated claim adjustment expense, Net	$ 78.8	75.5	73.5	64.6	66.1	31.7	21.6	8.2
Accident Year 2013 | Property Catastrophe and Other Property Reinsurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	172.3	175.1	178.0	181.5	183.0	194.4	204.5	221.9
Incurred but Not Reported (IBNR) Claims Liability, Net	$ 3.5
Number of Reported Claims | Integer	829
Cumulative paid claims and allocated claim adjustment expense, Net	$ 165.2	170.8	169.2	167.7	162.8	150.3	101.0	35.0
Accident Year 2013 | Casualty Reinsurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	176.5	206.5	203.7	208.8	226.1	228.8	233.0	217.7
Incurred but Not Reported (IBNR) Claims Liability, Net	$ 3.7
Number of Reported Claims | Integer	1,679
Cumulative paid claims and allocated claim adjustment expense, Net	$ 140.9	128.7	115.9	93.8	65.5	43.2	16.0	3.5
Accident Year 2013 | Specialty Reinsurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	114.2	117.9	118.4	122.2	123.0	135.0	143.4	148.4
Incurred but Not Reported (IBNR) Claims Liability, Net	$ 0.5
Number of Reported Claims | Integer	575
Cumulative paid claims and allocated claim adjustment expense, Net	$ 104.9	105.2	104.2	104.2	97.1	89.7	73.5	$ 25.7
Accident Year 2014 | Property Insurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	132.7	133.3	134.9	135.6	135.0	158.2	166.5
Incurred but Not Reported (IBNR) Claims Liability, Net	$ 0.6
Number of Reported Claims | Integer	9,969
Cumulative paid claims and allocated claim adjustment expense, Net	$ 131.3	130.1	128.6	124.5	114.7	87.1	40.6
Accident Year 2014 | Casualty Insurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	131.1	142.8	138.7	131.5	141.1	129.2	147.0
Incurred but Not Reported (IBNR) Claims Liability, Net	$ 5.9
Number of Reported Claims | Integer	3,807
Cumulative paid claims and allocated claim adjustment expense, Net	$ 112.2	99.1	74.5	60.7	33.2	13.6	2.8
Accident Year 2014 | Marine, Aviation and Energy Insurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	301.6	313.8	306.9	311.4	299.8	315.0	310.5
Incurred but Not Reported (IBNR) Claims Liability, Net	$ 0.0
Number of Reported Claims | Integer	4,049
Cumulative paid claims and allocated claim adjustment expense, Net	$ 263.9	251.6	233.4	210.7	189.9	117.2	53.7
Accident Year 2014 | Financial and Professional Insurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	120.0	122.1	133.1	121.7	131.5	132.8	136.5
Incurred but Not Reported (IBNR) Claims Liability, Net	$ 9.1
Number of Reported Claims | Integer	791
Cumulative paid claims and allocated claim adjustment expense, Net	$ 93.3	86.7	80.6	73.1	54.3	31.0	3.0
Accident Year 2014 | Property Catastrophe and Other Property Reinsurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	149.0	149.1	154.1	153.7	165.1	181.4	193.5
Incurred but Not Reported (IBNR) Claims Liability, Net	$ 2.0
Number of Reported Claims | Integer	902
Cumulative paid claims and allocated claim adjustment expense, Net	$ 145.2	143.5	144.7	140.6	130.2	103.0	38.0
Accident Year 2014 | Casualty Reinsurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	173.4	210.2	207.7	214.5	221.1	212.4	209.0
Incurred but Not Reported (IBNR) Claims Liability, Net	$ 0.3
Number of Reported Claims | Integer	1,775
Cumulative paid claims and allocated claim adjustment expense, Net	$ 127.1	108.7	87.4	60.9	38.2	14.1	2.6
Accident Year 2014 | Specialty Reinsurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	120.3	127.1	128.8	125.8	135.1	143.0	155.3
Incurred but Not Reported (IBNR) Claims Liability, Net	$ 0.0
Number of Reported Claims | Integer	624
Cumulative paid claims and allocated claim adjustment expense, Net	$ 106.6	104.9	102.0	91.4	83.3	58.1	$ 17.1
Accident Year 2015 | Property Insurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	202.1	205.3	204.9	202.5	208.1	242.7
Incurred but Not Reported (IBNR) Claims Liability, Net	$ 2.9
Number of Reported Claims | Integer	11,583
Cumulative paid claims and allocated claim adjustment expense, Net	$ 197.0	198.6	181.9	172.7	144.6	57.6
Accident Year 2015 | Casualty Insurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	223.5	240.0	207.0	188.8	226.2	206.2
Incurred but Not Reported (IBNR) Claims Liability, Net	$ 17.9
Number of Reported Claims | Integer	4,682
Cumulative paid claims and allocated claim adjustment expense, Net	$ 170.1	140.5	94.0	57.2	17.3	3.2
Accident Year 2015 | Marine, Aviation and Energy Insurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	313.5	311.5	287.9	284.1	301.8	298.4
Incurred but Not Reported (IBNR) Claims Liability, Net	$ 0.0
Number of Reported Claims | Integer	4,053
Cumulative paid claims and allocated claim adjustment expense, Net	$ 258.6	223.4	195.4	175.3	124.0	45.2
Accident Year 2015 | Financial and Professional Insurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	182.2	193.2	191.8	187.4	177.4	176.1
Incurred but Not Reported (IBNR) Claims Liability, Net	$ 16.8
Number of Reported Claims | Integer	1,085
Cumulative paid claims and allocated claim adjustment expense, Net	$ 140.1	110.9	90.0	70.5	43.8	13.9
Accident Year 2015 | Property Catastrophe and Other Property Reinsurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	175.3	175.2	160.0	181.0	191.1	218.7
Incurred but Not Reported (IBNR) Claims Liability, Net	$ 5.9
Number of Reported Claims | Integer	1,044
Cumulative paid claims and allocated claim adjustment expense, Net	$ 161.5	159.1	142.0	129.6	96.8	36.1
Accident Year 2015 | Casualty Reinsurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	171.4	214.5	216.9	214.6	205.4	198.0
Incurred but Not Reported (IBNR) Claims Liability, Net	$ 4.9
Number of Reported Claims | Integer	1,906
Cumulative paid claims and allocated claim adjustment expense, Net	$ 109.9	90.4	66.3	39.1	18.4	3.6
Accident Year 2015 | Specialty Reinsurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	152.9	160.9	162.7	168.4	173.8	168.9
Incurred but Not Reported (IBNR) Claims Liability, Net	$ 5.2
Number of Reported Claims | Integer	765
Cumulative paid claims and allocated claim adjustment expense, Net	$ 137.0	134.0	124.8	106.1	57.9	$ 18.1
Accident Year 2016 | Property Insurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	248.9	247.4	246.1	251.2	240.5
Incurred but Not Reported (IBNR) Claims Liability, Net	$ 3.5
Number of Reported Claims | Integer	10,765
Cumulative paid claims and allocated claim adjustment expense, Net	$ 234.2	225.3	202.9	170.1	67.5
Accident Year 2016 | Casualty Insurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	194.1	193.6	186.8	191.4	220.2
Incurred but Not Reported (IBNR) Claims Liability, Net	$ 34.7
Number of Reported Claims | Integer	4,697
Cumulative paid claims and allocated claim adjustment expense, Net	$ 111.9	84.3	41.0	23.2	4.3
Accident Year 2016 | Marine, Aviation and Energy Insurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	218.5	231.8	231.7	232.2	262.7
Incurred but Not Reported (IBNR) Claims Liability, Net	$ 0.0
Number of Reported Claims | Integer	4,416
Cumulative paid claims and allocated claim adjustment expense, Net	$ 193.4	166.2	144.6	83.5	30.9
Accident Year 2016 | Financial and Professional Insurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	182.1	204.3	218.7	213.9	193.3
Incurred but Not Reported (IBNR) Claims Liability, Net	$ 26.2
Number of Reported Claims | Integer	1,249
Cumulative paid claims and allocated claim adjustment expense, Net	$ 127.3	131.2	103.2	71.8	15.5
Accident Year 2016 | Property Catastrophe and Other Property Reinsurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	249.5	253.4	275.4	277.5	277.9
Incurred but Not Reported (IBNR) Claims Liability, Net	$ 2.3
Number of Reported Claims | Integer	1,296
Cumulative paid claims and allocated claim adjustment expense, Net	$ 234.4	220.7	209.2	167.4	57.6
Accident Year 2016 | Casualty Reinsurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	220.9	260.3	250.4	250.6	237.7
Incurred but Not Reported (IBNR) Claims Liability, Net	$ 18.7
Number of Reported Claims | Integer	1,937
Cumulative paid claims and allocated claim adjustment expense, Net	$ 128.2	97.7	65.4	34.2	9.5
Accident Year 2016 | Specialty Reinsurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	222.8	233.1	241.0	243.3	242.1
Incurred but Not Reported (IBNR) Claims Liability, Net	$ 9.7
Number of Reported Claims | Integer	923
Cumulative paid claims and allocated claim adjustment expense, Net	$ 196.2	185.9	167.7	152.6	$ 59.1
Accident Year 2017 | Property Insurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	255.7	254.4	261.2	298.4
Incurred but Not Reported (IBNR) Claims Liability, Net	$ (6.5)
Number of Reported Claims | Integer	9,639
Cumulative paid claims and allocated claim adjustment expense, Net	$ 244.9	224.0	190.5	97.4
Accident Year 2017 | Casualty Insurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	188.3	181.6	177.4	184.0
Incurred but Not Reported (IBNR) Claims Liability, Net	$ 27.8
Number of Reported Claims | Integer	5,297
Cumulative paid claims and allocated claim adjustment expense, Net	$ 99.1	53.7	23.3	3.7
Accident Year 2017 | Marine, Aviation and Energy Insurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	201.5	208.1	201.7	211.7
Incurred but Not Reported (IBNR) Claims Liability, Net	$ 7.8
Number of Reported Claims | Integer	6,001
Cumulative paid claims and allocated claim adjustment expense, Net	$ 169.3	141.0	98.2	40.5
Accident Year 2017 | Financial and Professional Insurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	181.7	190.0	185.3	208.8
Incurred but Not Reported (IBNR) Claims Liability, Net	$ 21.2
Number of Reported Claims | Integer	1,720
Cumulative paid claims and allocated claim adjustment expense, Net	$ 118.3	83.9	51.5	27.3
Accident Year 2017 | Property Catastrophe and Other Property Reinsurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	509.3	520.6	539.8	563.9
Incurred but Not Reported (IBNR) Claims Liability, Net	$ 7.5
Number of Reported Claims | Integer	1,952
Cumulative paid claims and allocated claim adjustment expense, Net	$ 444.5	419.9	359.9	123.8
Accident Year 2017 | Casualty Reinsurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	201.5	258.2	247.3	249.9
Incurred but Not Reported (IBNR) Claims Liability, Net	$ 25.0
Number of Reported Claims | Integer	1,771
Cumulative paid claims and allocated claim adjustment expense, Net	$ 98.7	59.8	31.1	9.1
Accident Year 2017 | Specialty Reinsurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	359.3	380.2	396.7	384.2
Incurred but Not Reported (IBNR) Claims Liability, Net	$ 11.3
Number of Reported Claims | Integer	1,311
Cumulative paid claims and allocated claim adjustment expense, Net	$ 309.3	273.4	240.8	$ 95.3
Accident Year 2018 | Property Insurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	193.5	210.0	207.2
Incurred but Not Reported (IBNR) Claims Liability, Net	$ (13.3)
Number of Reported Claims | Integer	8,106
Cumulative paid claims and allocated claim adjustment expense, Net	$ 186.6	164.5	63.1
Accident Year 2018 | Casualty Insurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	127.3	127.7	124.9
Incurred but Not Reported (IBNR) Claims Liability, Net	$ 43.0
Number of Reported Claims | Integer	5,440
Cumulative paid claims and allocated claim adjustment expense, Net	$ 44.5	28.3	3.3
Accident Year 2018 | Marine, Aviation and Energy Insurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	202.6	209.5	172.4
Incurred but Not Reported (IBNR) Claims Liability, Net	$ 13.7
Number of Reported Claims | Integer	5,133
Cumulative paid claims and allocated claim adjustment expense, Net	$ 133.9	105.6	27.0
Accident Year 2018 | Financial and Professional Insurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	151.7	175.8	159.8
Incurred but Not Reported (IBNR) Claims Liability, Net	$ 27.2
Number of Reported Claims | Integer	4,644
Cumulative paid claims and allocated claim adjustment expense, Net	$ 102.7	76.2	21.3
Accident Year 2018 | Property Catastrophe and Other Property Reinsurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	420.0	422.6	360.5
Incurred but Not Reported (IBNR) Claims Liability, Net	$ 8.9
Number of Reported Claims | Integer	1,813
Cumulative paid claims and allocated claim adjustment expense, Net	$ 352.3	331.5	123.7
Accident Year 2018 | Casualty Reinsurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	209.2	262.9	233.0
Incurred but Not Reported (IBNR) Claims Liability, Net	$ 70.5
Number of Reported Claims | Integer	1,488
Cumulative paid claims and allocated claim adjustment expense, Net	$ 74.2	34.0	7.3
Accident Year 2018 | Specialty Reinsurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	391.7	401.0	401.7
Incurred but Not Reported (IBNR) Claims Liability, Net	$ 23.0
Number of Reported Claims | Integer	1,372
Cumulative paid claims and allocated claim adjustment expense, Net	$ 317.4	282.8	$ 27.9
Accident Year 2019 | Property Insurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	132.7	129.2
Incurred but Not Reported (IBNR) Claims Liability, Net	$ 11.7
Number of Reported Claims | Integer	6,592
Cumulative paid claims and allocated claim adjustment expense, Net	$ 93.0	49.8
Accident Year 2019 | Casualty Insurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	132.3	127.4
Incurred but Not Reported (IBNR) Claims Liability, Net	$ 70.1
Number of Reported Claims | Integer	4,958
Cumulative paid claims and allocated claim adjustment expense, Net	$ 18.8	6.5
Accident Year 2019 | Marine, Aviation and Energy Insurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	148.4	147.3
Incurred but Not Reported (IBNR) Claims Liability, Net	$ 27.5
Number of Reported Claims | Integer	3,466
Cumulative paid claims and allocated claim adjustment expense, Net	$ 73.1	33.8
Accident Year 2019 | Financial and Professional Insurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	245.5	252.0
Incurred but Not Reported (IBNR) Claims Liability, Net	$ 102.6
Number of Reported Claims | Integer	23,761
Cumulative paid claims and allocated claim adjustment expense, Net	$ 87.6	27.6
Accident Year 2019 | Property Catastrophe and Other Property Reinsurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	293.8	286.4
Incurred but Not Reported (IBNR) Claims Liability, Net	$ 4.2
Number of Reported Claims | Integer	1,335
Cumulative paid claims and allocated claim adjustment expense, Net	$ 161.7	28.4
Accident Year 2019 | Casualty Reinsurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	189.4	239.0
Incurred but Not Reported (IBNR) Claims Liability, Net	$ 102.6
Number of Reported Claims | Integer	963
Cumulative paid claims and allocated claim adjustment expense, Net	$ 36.9	9.4
Accident Year 2019 | Specialty Reinsurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	495.0	480.0
Incurred but Not Reported (IBNR) Claims Liability, Net	$ 62.4
Number of Reported Claims | Integer	1,433
Cumulative paid claims and allocated claim adjustment expense, Net	$ 384.8	$ 275.4
Accident Year 2020 | Property Insurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	207.5
Incurred but Not Reported (IBNR) Claims Liability, Net	$ 64.7
Number of Reported Claims | Integer	5,706
Cumulative paid claims and allocated claim adjustment expense, Net	$ 62.1
Accident Year 2020 | Casualty Insurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	135.7
Incurred but Not Reported (IBNR) Claims Liability, Net	$ 120.2
Number of Reported Claims | Integer	2,964
Cumulative paid claims and allocated claim adjustment expense, Net	$ 0.0
Accident Year 2020 | Marine, Aviation and Energy Insurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	111.5
Incurred but Not Reported (IBNR) Claims Liability, Net	$ 56.8
Number of Reported Claims | Integer	2,321
Cumulative paid claims and allocated claim adjustment expense, Net	$ 28.6
Accident Year 2020 | Financial and Professional Insurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	352.9
Incurred but Not Reported (IBNR) Claims Liability, Net	$ 261.7
Number of Reported Claims | Integer	69,692
Cumulative paid claims and allocated claim adjustment expense, Net	$ 48.2
Accident Year 2020 | Property Catastrophe and Other Property Reinsurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	328.0
Incurred but Not Reported (IBNR) Claims Liability, Net	$ 161.7
Number of Reported Claims | Integer	876
Cumulative paid claims and allocated claim adjustment expense, Net	$ 43.0
Accident Year 2020 | Casualty Reinsurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	259.3
Incurred but Not Reported (IBNR) Claims Liability, Net	$ 235.2
Number of Reported Claims | Integer	342
Cumulative paid claims and allocated claim adjustment expense, Net	$ 9.4
Accident Year 2020 | Specialty Reinsurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	418.1
Incurred but Not Reported (IBNR) Claims Liability, Net	$ 173.4
Number of Reported Claims | Integer	1,096
Cumulative paid claims and allocated claim adjustment expense, Net	$ 213.6